Assets and Disposal Groups Held For Sale - Disposal Groups Held for Sale (Details) - Disposal groups held for sale - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	¥ 0	¥ 41,316
Goodwill	12,078	63,538
Intangible assets	8,018	27,513
Inventories	392	3,266
Deferred tax assets	0	21,073
Other	201	574
Total assets	20,689	157,280
Provisions	0	80,841
Deferred tax liabilities	0	6,349
Total liabilities	¥ 0	¥ 87,190